Supplement dated June 21, 2023 to the Prospectus and Summary Prospectus, each dated February 1,
2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
LOOMIS SAYLES SMALL CAP GROWTH FUND
(each, a “Fund”)
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management fees[1]	0.58%
Distribution and/or service (12b‑1) fees	0.00%
Other expenses[2]	0.10%
Total annual fund operating expenses	0.68%
Fee waiver and/or expense reimbursement[3]	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.68%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2023, as if reduction had been in effect during the fiscal year ended September 30, 2022. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$69	$218	$379	$847

LOOMIS SAYLES SMALL CAP GROWTH FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.20% and 0.90% of the Fund’s average daily net assets for Institutional Class, Retail Class and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Retail Class	Class N
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (12b‑1) fees	0.00%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.07%
Total annual fund operating expenses	0.93%	1.18%	0.82%
Fee waiver and/or expense reimbursement[1]	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%	1.18%	0.82%

[1]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.20% and 0.90% of the Fund’s average daily net assets for Institutional Class, Retail Class and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$95	$296	$515	$1,143
Retail Class	$120	$375	$649	$1,432
Class N	$84	$262	$455	$1,014

Supplement dated June 21, 2023 to the Statement of Additional Information, dated February 1, 2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
LOOMIS SAYLES SMALL CAP GROWTH FUND
(each, a “Fund”)
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
Effective July 1, 2023, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee rate from 0.60% to 0.58%. The table regarding advisory fee rates within the sub‑section “Advisory Agreements” in the section “Investment Advisory and Other Services” is amended with respect to the Fund as follows:

Fund	Rate
Institutional High Income Fund	0.58%
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025.
Accordingly, the table regarding expense limits within the section “Investment Advisory and Other Services” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Institutional High Income Fund
Institutional Class	0.73%	July 1, 2023
LOOMIS SAYLES SMALL CAP GROWTH FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.20% and 0.90% of the Fund’s average daily net assets for Institutional Class, Retail Class and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2025.

Accordingly, the table regarding expense limits within the sub‑section “Advisory Agreements” in the section “Investment Advisory and Other Services” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Small Cap Growth Fund
Institutional Class	0.95%	July 1, 2023
Retail Class	1.20%	July 1, 2023
Class N	0.90%	July 1, 2023

Supplement dated June 21, 2023 to the Prospectus and Summary Prospectus, each dated May 1, 2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES BOND FUND
LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
(each, a “Fund”)
LOOMIS SAYLES BOND FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.66%, 0.91%, 1.16% and 0.61% of the Fund’s average daily net assets for Institutional Class, Retail Class, Admin Class, and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Retail Class	Admin Class	Class N
Management fees[1]	0.54%	0.54%	0.54%	0.54%
Distribution and/or service (12b‑1) fees	0.00%	0.25%	0.25%	0.00%
Other expenses[2]	0.14%	0.14%	0.35%[3]	0.06%
Total annual fund operating expenses	0.68%	0.93%	1.14%	0.60%
Fee waiver and/or expense reimbursement[4]	0.02%	0.02%	0.00%[5]	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.66%	0.91%	1.14%	0.60%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2023, as if reduction had been in effect during the fiscal year ended December 31, 2022. The information has been restated to better reflect anticipated expenses of the Fund.

[2]	Other expenses include acquired fund fees and expenses of less than 0.01%.

[3]	Other expenses include an administrative services fee of 0.21% for Admin Class shares.

[4]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.66%, 0.91%, 1.16% and 0.61% of the Fund’s average daily net assets for Institutional Class, Retail Class, Admin Class, and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[5]
In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed the amounts disclosed in the table, the Adviser may voluntarily waive additional advisory fees and/or other expenses. This may result in Admin Class shareholders realizing a total annual fund operating expense after fee waiver and/or expense reimbursement lower than 1.16% of the Fund’s average daily net assets. This additional waiver may be terminated at any time.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for Institutional and Retail classes are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$67	$214	$375	$843
Retail Class	$93	$293	$511	$1,140
Admin Class	$116	$362	$628	$1,386
Class N	$61	$192	$335	$750
LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.53% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management fees	0.40%
Distribution and/or service (12b‑1) fees	0.00%
Other expenses	0.12%
Total annual fund operating expenses	0.52%
Fee waiver and/or expense reimbursement[1]	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.52%

[1]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.53% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$53	$167	$291	$653

Supplement dated June 21, 2023 to the Statement of Additional Information, dated May 1, 2023, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES BOND FUND
LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
(each, a “Fund”)
LOOMIS SAYLES BOND FUND
Effective July 1, 2023, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee rate. The management fee rate will be 0.59% on the first $3 billion of assets, 0.49% on the next $22 billion of assets, and 0.48% thereafter. The table regarding advisory fee rates within the sub‑section “Advisory Agreements” in the section “Investment Advisory and Other Services” is amended with respect to the Fund as follows:

Fund	Rate
Loomis Sayles Bond Fund	0.59% of the first $3 billion 0.49% of the next $22 billion 0.48% thereafter
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.66%, 0.91%, 1.16% and 0.61% of the Fund’s average daily net assets for Institutional Class, Retail Class, Admin Class, and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025.
Accordingly, the table regarding expense limits within the section “Investment Advisory and Other Services” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Bond Fund		July 1, 2023
Institutional Class	0.66%
Retail Class	0.91%
Admin Class	1.16%
Class N	0.61%

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
Effective July 1, 2023, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.53% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025.
Accordingly, the table regarding expense limits within the section “Investment Advisory and Other Services” is amended and restated as follows with respect to the Fund:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Investment Grade Fixed Income Fund		July 1, 2023
Institutional Class	0.53%